CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 1,592,467	$ 1,202,940
Short-term borrowings, including current portion of long-term borrowings, consolidated variable interest entity without recourse to the Company	120,279,760	111,805,245
Payables for purchases of property, plant and equipment, consolidated variable interest entity without recourse to the Company	45,468,680	37,144,590
Accrued expenses and other current liabilities, consolidated variable interest entity without recourse	7,617,455	9,164,522
Amount due to related party, consolidated variable interest entity without recourse to the Company	23,708,363	3,159,356
Long-term bank borrowings, non-current portion	187,520,880	165,646,211
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	175,714,103	175,714,103
Ordinary shares, shares outstanding	172,877,433	175,714,103
Treasury Stock, shares	2,836,670
Variable Interest Entity, Primary Beneficiary
Short-term borrowings, including current portion of long-term borrowings, consolidated variable interest entity without recourse to the Company	19,257,600	19,030,680
Accrued expenses and other current liabilities, consolidated variable interest entity without recourse	512,708	519,064
Amount due to related party, consolidated variable interest entity without recourse to the Company	467,568	73,516
Long-term bank borrowings, non-current portion	$ 14,443,200	$ 33,303,690